Fair value measurements - Information on Investments Where Net Asset Value Per Share is Calculated (Detail) (JPY ¥) In Billions, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended						6 Months Ended		12 Months Ended
	Sep. 30, 2013		Mar. 31, 2013		Sep. 30, 2013 Hedge funds [Member]		Mar. 31, 2013 Hedge funds [Member]		Sep. 30, 2013 Venture capital funds [Member]		Mar. 31, 2013 Venture capital funds [Member]		Sep. 30, 2013 Private equity funds [Member]		Mar. 31, 2013 Private equity funds [Member]		Sep. 30, 2013 Real estate funds [Member]		Mar. 31, 2013 Real estate funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Fair value	¥ 127	[1]	¥ 138	[1]	¥ 59	[1]	¥ 68	[1]	¥ 4	[1]	¥ 4	[1]	¥ 61	[1]	¥ 63	[1]	¥ 3	[1]	¥ 3	[1]
Unfunded commitments	¥ 20	[2]	¥ 24	[2]	¥ 13	[2]	¥ 16	[2]	¥ 1	[2]	¥ 1	[2]	¥ 6	[2]	¥ 7	[2]		[2]		[2]
Redemption frequency (if currently eligible)					Monthly	[3]	Monthly	[3]					Quarterly	[3]	Quarterly	[3]
Redemption notice period					Same day-95 days	[3]	Same day-95 days	[4]					30 days	[3]	30 days	[4]

[1]	Fair value generally determined using NAV per share as a practical expedient.
[2]	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
[3]	The range in frequency with which Nomura can redeem investments.
[4]	The range in notice period required to be provided before redemption is possible.